Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Limited Partners Common Units	Limited Partners Class B Units	Limited Partners Class D Units	General Partner	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests	Total Partners' Equity
Beginning Balance at Dec. 31, 2012	$ 9,691	$ 10,372	$ 0	$ 0	$ (842)	$ 147	$ 14	$ 9,677
Net income (loss)	1,119	660	0	0	456	0	3	1,116
Other comprehensive income (loss)	(55)	0	0	0	0	(55)	0	(55)
Cash distributions	(1,846)	(1,422)	0	0	(424)	0	0	(1,846)
Contributions from The Williams Companies, Inc - net (Note 1)	221	0	0	0	221	0	0	221
Sales of common units (Note 14)	1,962	1,962	0	0	0	0	0	1,962
Contributions from general partner	78	0	0	0	78	0	0	78
Contributions from noncontrolling interests	398	0	0	0	0	0	398	0
Other	(1)	24	0	0	(25)	0	0	(1)
Net increase (decrease) in equity	1,876	1,224	0	0	306	(55)	401	1,475
Ending Balance at Dec. 31, 2013	11,567	11,596	0	0	(536)	92	415	11,152
Net income (loss)	1,284	354	0	62	772	0	96	1,188
Other comprehensive income (loss)	(90)	0	0	0	0	(90)	0	(90)
Cash distributions	(2,448)	(1,706)	0	0	(742)	0	0	(2,448)
Contributions from The Williams Companies, Inc - net (Note 1)	18,205	0	0	0	10,703	0	7,502	10,703
Sales of common units (Note 14)	55	55	0	0	0	0	0	55
Issuance of Class D units in common control transaction (Note 1)	0	0	0	1,017	(1,017)	0	0	0
Beneficial conversion feature of Class D units	0	117	0	(117)	0	0	0	0
Amortization of beneficial conversion feature of Class D units (Note 4)	0	(49)	0	49	0	0	0	0
Contributions from general partner	13	0	0	0	13	0	0	13
Contributions from noncontrolling interests	334	0	0	0	0	0	334	0
Distributions to noncontrolling interests	(243)	0	0	0	0	0	(243)	0
Other	8	0	0	0	21	0	(13)	21
Net increase (decrease) in equity	17,118	(1,229)	0	1,011	9,750	(90)	7,676	9,442
Ending Balance at Dec. 31, 2014	28,685	10,367	0	1,011	9,214	2	8,091	20,594
Net income (loss)	(1,358)	(1,988)	(52)	1	590	0	91	(1,449)
Other comprehensive income (loss)	(174)	0	0	0	0	(174)	0	(174)
Cash distributions	(2,686)	(1,995)	0	0	(691)	0	0	(2,686)
Contributions from The Williams Companies, Inc - net (Note 1)	20	12,254	823	0	(6,573)	0	(6,484)	6,504
Sales of common units (Note 14)	59	59	0	0	0	0	0	59
Amortization of beneficial conversion feature of Class D units (Note 4)	0	(68)	0	68	0	0	0	0
Contributions from general partner	14	0	0	0	14	0	0	14
Conversion of Class D units to common units (Note 4)	0	1,080	0	(1,080)	0	0	0	0
Contributions from noncontrolling interests	111	0	0	0	0	0	111	0
Distributions to noncontrolling interests	(87)	0	0	0	0	0	(87)	0
Other	22	21	0	0	(2)	0	3	19
Net increase (decrease) in equity	(4,079)	9,363	771	(1,011)	(6,662)	(174)	(6,366)	2,287
Ending Balance at Dec. 31, 2015	$ 24,606	$ 19,730	$ 771	$ 0	$ 2,552	$ (172)	$ 1,725	$ 22,881